Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Austria - 3.9%
213,240	Erste Group Bank AG	7,064,537
12,078	Porr AG	176,832
65,850	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,770,879
		9,012,248
Belgium - 5.0%
59,071	KBC Group NV	4,058,831
81,813	UCB S.A.	7,312,168
		11,370,999
Czech Republic - 1.0%
66,045	Komercni banka, as	2,191,429
Denmark - 0.7%
18,381	Royal Unibrew A/S	1,602,298
France - 12.8%
118,985	Bureau Veritas S.A.	3,418,748
8,581	Dassault Aviation S.A.	1,697,588
325,497	Elis S.A.	6,225,188
11,024	Legrand S.A.	1,007,293
67,288	Publicis Groupe S.A.	5,252,510
24,709	Safran S.A.	3,657,854
15,940	SPIE S.A.	462,657
198,992	Technip Energies NV	4,245,438
22,154	Thales S.A.	3,275,413
		29,242,689
Germany - 15.9%
79,926	Bayer AG	5,105,823
17,931	Beiersdorf AG	2,332,607
79,176	Brenntag SE	5,958,512
6,866	Hannover Rueck SE	1,342,861
105,997	Hensoldt AG	3,821,018
42,034	Jenoptik AG	1,432,470
10,658	Merck KGaA	1,987,032
28,443	Rheinmetall AG	8,426,285
24,865	Siemens Healthineers AG	1,433,524
216,568	United Internet AG	3,733,227
16,749	Washtec AG	742,988
		36,316,347
Ireland - 2.0%
1,130,870	AIB Group PLC	4,577,265
Italy - 0.1%
22,931	MARR SpA	329,760
Netherlands - 2.6%
24,727	Heineken NV	2,656,948
58,663	QIAGEN NV*	2,671,905
4,839	Wolters Kluwer NV	610,861
		5,939,714
Portugal - 1.6%
153,178	Jeronimo Martins SGPS S.A.	3,595,540
Spain - 4.1%
164,147	Almirall S.A.	1,529,518
698,254	Bankinter S.A.	3,966,385
123,427	Fluidra S.A.	2,175,236
140,598	Grifols S.A.*	1,391,681
9,725	Laboratorios Farmaceuticos Rovi S.A.	406,046
		9,468,866
Sweden - 4.5%
66,113	Alfa Laval AB	2,360,704
66,707	Assa Abloy AB	1,597,799
111,777	Hexpol AB	1,384,577
70,019	Sandvik AB	1,486,209
123,153	Trelleborg AB	3,505,130
		10,334,419
Switzerland - 4.6%
22,265	Julius Baer Group, Ltd.	1,520,887
50,578	Novartis AG	4,643,998
203,327	UBS Group AG	4,302,562
		10,467,447
United Kingdom - 35.9%
699,858	BAE Systems PLC	8,465,533
503,060	Beazley PLC	3,719,847
243,381	British American Tobacco PLC	8,531,533
126,820	Bunzl PLC	4,790,296
86,696	Compass Group PLC	2,178,794
1,165,633	ConvaTec Group PLC	3,293,846
99,636	CRH PLC	5,033,660
1,948,702	Haleon PLC	7,741,054
125,000	Hikma Pharmaceuticals PLC	2,590,904
148,705	IMI PLC	2,814,792
35,241	Next PLC	2,864,368
412,219	Prudential PLC	5,643,922
552,847	Rotork PLC	2,154,190
452,923	RS Group PLC	5,120,862
140,001	Savills PLC	1,708,363
516,667	Serco Group PLC	977,706
305,269	Smith & Nephew PLC	4,243,381
182,027	Smiths Group PLC	3,860,549
7,050	Softcat PLC	113,249
66,118	Spectris PLC	2,999,847
271,699	WPP PLC	3,228,016
		82,074,712
Total Common Stocks (Cost $172,821,969)		216,523,733

Preferred Stocks - 1.2%
Germany - 1.1%
61,242	Fuchs Petrolub SE	2,497,119
Spain - 0.1%
42,837	Grifols S.A.*	308,124
Total Preferred Stocks (Cost $2,535,700)		2,805,243

Short-Term Investments - 2.8%
Money Market Funds - 2.8%
6,468,773	First American Government Obligations Fund - Class Z, 4.61%#	6,468,773
Total Short-Term Investments (Cost $6,468,773)		6,468,773
Total Investments - 98.7% (Cost $181,826,442)		225,797,749
Other Assets in Excess of Liabilities - 1.3%		2,956,699
NET ASSETS - 100.0%		$228,754,448

* Non-income producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$1,154,538	$215,369,195	$-
Preferred Stocks	-	2,805,243	-
Short-Term Investments	6,468,773	-	-
Total Investments	$7,623,311	$218,174,438	$-